Sterling Capital Funds

434 Fayetteville Street, Fifth Floor

Raleigh, North Carolina 27601

February 3, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Sterling	Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 28, 2016 and effective February 1, 2016:

(i)         Prospectus, dated February 1, 2016, relating to Class A, Class B and Class C Shares of the Sterling Capital Funds; and

(ii)        Prospectus, dated February 1, 2016, relating to Institutional and Class R Shares of the Sterling Capital Funds.

STERLING CAPITAL FUNDS
Registrant

/s/ James T. Gillespie
*James T. Gillespie
President

*By:	/s/ Thomas R. Hiller
Thomas R. Hiller, solely in his capacity as Attorney-in-fact, pursuant to power of attorney filed previously